Prepaid Expenses	12 Months Ended
Nov. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses

Note 6 — Prepaid Expenses

As of November 30, 2022 and 2021, the prepaid balance was as follows:

	As of November 30, 2022	As of November 30, 2021
Application development	$-	$18,800
API with the Base	8,000	-
Database	5,300	-
Prepaid business license fees	467	542
Total prepaid expenses	$13,767	$19,342